SHARES TO BE ISSUED	12 Months Ended
Dec. 31, 2011
SHARES TO BE ISSUED

17. SHARES TO BE ISSUED

The changes in the shares and amounts of shares to be issued for the years ended December 31, 2009, 2010 and 2011 were as follows:

	Number of shares	Amounts
As of January 1, 2009 (i)	500,000	$55
Vesting of nonvested shares under share-based compensation arrangements (ii)	1,155,317	124

As of December 31, 2009	1,655,317	179
Vesting of nonvested shares under share-based compensation arrangements (ii)	281,625	51
Issuance of ordinary shares in connection with the employment of certain employees (ii)	(726,624)	(75)
Ordinary shares to be issued in connection with business acquisition of Shanghai Kangshi (iii)	970,215	1,262
Ordinary shares to be issued pursuant to iSoftStone Data (iv)	324,849	154

As of December 31, 2010	2,505,382	1,571
Issuance of ordinary shares in connection with acquisition of Zhendan (i)	(500,000)	(55)
Issuance of ordinary shares in connection with iSoftStone Data (iv)	(324,849)	(154)
Issuance of ordinary shares in connection with certain share-based compensation arrangements (ii)	(710,318)	(100)

As of December 31, 2011	970,215	$1,262

(i)	The Group was obligated to issue 500,000 ordinary shares unconditionally in connection with acquisition of Zhendan in 2006 but was not able to issue these shares due to legal and administrative reasons, which were reflected as shares to be issued in equity on the consolidated balance sheet as of December 31, 2009 and 2010. The shares to be issued were valued at $0.11 per share by the Group, with the assistance of American Appraisal China Limited, an independent valuation firm, as of the date of acquisition in 2006. The 500,000 ordinary shares were issued in June 2011 (see Note 15).
(ii)	There were 1,155,317 and 281,625 shares which became vested during 2009 and 2010, respectively, under certain share-based compensation arrangements as set out in Note 22, of which 726,624 were issued in 2010, and 710,318 were issued in 2011 of which 674,109 shares, or $80, were related to the acquisition of Kebao and 36,209 shares or $20, were related to the acquisition of MDCL (see Note 22), respectively.
(iii)	The Group agreed to issue 970,215 ordinary shares in connection with the acquisition of Shanghai Kangshi (see Note 3) in 2010, and these shares remained unissued as of December 31, 2011 due to legal and administrative reasons. The shares to be issued were recorded at the acquisition date at its fair value of $1.3 per share ..
(iv)	In November 2010, the Group entered into agreements to issue 324, 849 ordinary shares of the Company to a consultant who introduced business to iSoftStone Data, a subsidiary of the Group. The 324,849 ordinary shares were issued in March 2011.